Description of Business and Restatement and Revision of Consolidated Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Deferred income tax provision	$ (296,265)	$ (153,649)	$ (149,241)
Inventories	51,406	(76,321)	10,219
Other assets and liabilities	(118,923)	(21,736)	(160,330)
Upfront Italian license fees	(244,698)	(665,260)	0
Net cash provided by operating activities	685,928	281,332	769,568
Upfront payments to customers		0
Capital expenditures	(698,010)	(541,943)	(376,521)
Net cash provided by (used in) investing activities	298,665	(315,985)	(3,335,410)
Net increase in cash and cash equivalents	737,621	(346,792)	354,324
Cash and cash equivalents at the beginning of the period	294,094	627,484	307,422
Supplemental Cash Flow Information [Abstract]
Upfront payments to customers		0
Non-cash investing activities, net	$ (62,858)	(76,174)	(961,763)
As Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Deferred income tax provision			0
Inventories		(61,026)	72
Other assets and liabilities			(282,995)
Upfront Italian license fees		0
Net cash provided by operating activities		961,887	785,997
Upfront payments to customers		(665,260)
Capital expenditures		(557,238)	(402,634)
Net cash provided by (used in) investing activities		(996,540)	(3,361,523)
Net increase in cash and cash equivalents			344,640
Cash and cash equivalents at the beginning of the period			317,106
Supplemental Cash Flow Information [Abstract]
Upfront payments to customers		(179,197)
Non-cash investing activities, net		(255,371)
Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Deferred income tax provision			(149,241)
Inventories		(15,295)	10,147
Other assets and liabilities			122,665
Upfront Italian license fees		(665,260)
Net cash provided by operating activities		(680,555)	(16,429)
Upfront payments to customers		665,260
Capital expenditures		15,295	26,113
Net cash provided by (used in) investing activities		680,555	26,113
Net increase in cash and cash equivalents			9,684
Cash and cash equivalents at the beginning of the period			$ (9,684)
Supplemental Cash Flow Information [Abstract]
Upfront payments to customers		179,197
Non-cash investing activities, net		$ 179,197